Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Jinxin Technology Holding Company
Entity Central Index Key	0001967631
Entity File Number	001-42287
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Floor 8, Building D
Entity Address, Address Line Two	Shengyin Building, Shengxia Road 666
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,152,740,747
American depositary shares (each representing 18 ordinary shares, par value US$ 0.00001428571428 per share)
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares (each representing 18 ordinary shares, par value US$ 0.00001428571428 per share)
Trading Symbol	NAMI
Security Exchange Name	NASDAQ
Ordinary shares, par value US$0.00001428571428 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00001428571428 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jin Xu
Entity Address, Address Line One	Floor 8, Building D
Entity Address, Address Line Two	Shengyin Building, Shengxia Road 666
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
Entity Phone Fax Numbers [Line Items]
City Area Code	+86 21
Local Phone Number	5058-2081